UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number   811- 21748

 Bread & Butter Fund, Inc.

(Exact name of registrant as specified in charter)

3633 Hill Rd 3rd Flr. Parsippany, NJ 07054

(Address of principal executive offices) (Zip code)

James B Potkul, Potkul Capital Management LLC.

 3633 Hill Rd 3rd Flr. Parsippany, NJ 07054

(Name and address of agent for service)

Registrant's telephone number, including area code:   973-331-1000

Date of fiscal year end:      December 31

Date of reporting period:   June 30, 2012

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the  transmission to stockholders of any report that is required to be transmitted to  stockholders  under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1).  The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public.  A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

ITEM 1. Reports to Stockholders

A No Load Capital Appreciation Fund

BABFX

Semi-Annual Report

June 30, 2012

(Unaudited)

Phone: (888) 476-8585

(440) 922-0066

BreadandButterFund.com

Dear Fellow Shareholders,

The Bread & Butter Fund (BABFX) returned -1.46% for the six month period ending June 30, 2012 as compared to the S&P 500 Index return of 8.31%. The Fund underperformed the index mainly due to our holdings in the mining and energy sectors which were down for the year.

Portfolio Activity

The Fund purchased several new positions and added to existing positions in the portfolio. Below is a summary.  Avon Products shares were purchased after a group led by Coty, a fragrance and cosmetics company, withdrew their offer to purchase the company for $24.75 a share.  An equity investor in the buyout offer was Warren Buffett. Avon is best known for its direct sales force of beauty and cosmetic products. It has global distribution with exposure to some of the fastest growing regions in the world such as Latin America, South Africa and Asia. The company has been struggling with legal and operational issues for several years. The company hired a new CEO to turn around the company. The Fund bought shares in the company at a fairly large discount to the failed merger price.

The Fund purchased new positions in a few healthcare companies, Baxter International, Becton Dickinson and Johnson and Johnson. All these healthcare companies were purchased at reasonable valuations of 12-13 times earnings as well as solid dividend yields. The companies have consistently grown free cashflows over the years and are leaders in their businesses. In the case of Baxter International, the Fund sold the shares for a short term gain shortly after the share price moved up rather quickly to our fair value range. Becton Dickinson has provided years of steady cashflow and dividend growth.  It has a dominant market share in the syringe market and competes well in the diagnostic markets. Finally, Johnson and Johnson is a global healthcare powerhouse in consumer products, diagnostic and device markets and pharmaceuticals. The company’s share price has treaded water for a number of years as the price earnings multiple has fallen from the high teens to the low teens. The company has faced a number of major operational issues like device recalls, pharmaceutical marketing and manufacturing quality control in recent times, so a new CEO has been hired to get the company back on track. Even though these healthcare company shares do not offer the explosive upside potential, they do offer steady total returns at a very reasonable price in up and down markets.

The Fund opportunistically added to its Noble Corp shares as the price traded down to its book valuation. Noble is one of the largest global offshore drilling companies. It is in the midst of a major new build program in the ultra-deepwater drillship and premium jackup rig market.  The new build rigs and drillships are in high demand for their environmental safety, technological advancements and efficiency. The new builds are commanding premium day rates for their services which can add explosive upside earnings potential as the rigs are leased out. Finally, Vivendi is a French global media and telecommunications company. In addition to trading at fairly large discount to the sum of all owned companies, Vivendi generates a large free cashflow which funds a substantial dividend. The company is in the process of monetizing a few subsidiaries in order to achieve higher market valuations and increase shareholder returns.

The Fund sold whole positions in Baxter International and Chesapeake Energy Corp.  Baxter was sold since it reached our fair value objective. In the case of Chesapeake Energy, negligent corporate governance oversight by the board of directors allowed the CEO a number of questionable conflicts of interest activities. The Fund determined it was in our best interest to sell the company shares.  In the past, the Fund has voted against board of director nominees and excessive compensation packages in the Chesapeake proxy voting. The Fund will deem this situation as a learning experience.

The Fund sold partial positions in Newmont Mining and Philip Morris International. Newmont Mining shares were sold to reduce portfolio risk and at a profit.  In the most recent quarterly report, Newmont has lowered gold production to the lower end of guidance. The company continues to generate solid cashflows as the gold price remains at very favorable levels. Currently, Newmont shares are trading at a very attractive valuation.  Philip Morris International was sold to reduce risk as the share price traded at the high end of our fair valuation range.

For the six month period ending June 30, 2012 the main contributors to Fund performance was Baxter International, Berkshire Hathaway, Philip Morris International and Walmart. The main detractors to Fund performance was Newmont Mining, Coeur D’Alene Mines, Penn West Petroleum and Smithfield Foods.

Market Observations

Federal debts continue to increase at a rapid rate as annual deficits are running over $1 trillion a year.  For some comparative flavor, Spain’s government deficit vs its GDP was 8.5% while the U.S. was at 8.3% for 2011. U.S. total federal debt is approaching $16 trillion when compared to GDP the ratio is 102%. According to the Flow of Funds report released by the Federal Reserve, total credit market debts have reached a new record high of $54.6 trillion. Total credit market debts to GDP remains near record territory of 353%. Historically, ratios at these levels has signaled slower growth in the future as interest expense on such a high debt burden consumes a greater portion of receipts and less goes to stimulate economic activity. As the household sector deleverages, the federal government continues to lever up. It is uncertain as to how much this massive government deficit spending is contributing to the most recent GDP growth.  Eventually, high deficits cannot last forever and a tipping point will arrive when investors refuse to purchase treasury securities and interest rates rise. Just look across the Atlantic to see the consequences.

The sovereign bond bubble continues as treasury interest rates hit record low levels with the current rates for 6 month 0.14%, 1 year 0.18%, 5 year 0.58%, 10 year 1.45% and 30 year 2.49%. With the consumer price index coming in on average over the last 12 months at 1.7%, it seems bond holders are more interested in the return of their capital than the measly return on it. The risk taken does not seem to be worth it in order to receive a real negative rate of return. When the music stops and interest rates start to rise, any gains in longer dated bond prices would quickly evaporate and turn into losses.

I would like to thank my fellow shareholders for your trust and would welcome new investors to learn more about the Fund. As one of the largest shareholders in the Fund, I have skin in the game and have full confidence in the Contrarian Value Strategy to perform in both bull and bear markets.

Respectfully Submitted,

James Potkul

President and Chief Investment Officer

The views contained in this report are those of the Fund’s portfolio manager as of June 30, 2012, and may not reflect his views on the date this report is first published or anytime thereafter. The preceding examples of specific investments are included to illustrate the Fund’s investment process sand strategy. There can be no assurance that such investments will remain represented in the Fund’s portfolios. Holdings and allocations are subject to risks and to change. The views described herein do not constitute investment advice, are not a guarantee of future performance, and are not intended as an offer or solicitation with respect to the purchase or sale of any security

BREAD & BUTTER FUND, INC.
Top Ten Holdings and Asset Allocation
June 30, 2012 (Unaudited)

Top Ten Holdings		Asset Allocation
(% of Net Assets)		(% of Net Assets)

Loews Corp.	12.74%	Diversified Holdings Cos.	19.15%
Berkshire Hathaway, Inc. Class B	6.41%	Gold and Silver Ore	7.90%
Philip Morris International Inc.	6.39%	Oil Field Services	6.49%
Newmont Mining Corp.	5.33%	Meat Packing Plants	6.41%
Tyson Foods, Inc.	4.83%	Consumer Products	6.39%
Noble Corp.	4.77%	Healthcare-Pharmaceuticals	5.35%
Pfizer Inc.	3.37%	REIT Preferreds	3.22%
Commonwealth Trust Class D 6.50%	3.22%	Retail	3.06%
Walmart Stores, Inc.	3.06%	Oil & Gas Exploration/Production	2.73%
Coeur d'Alene Mines Corp.	2.57%	Convertible Preferred Stocks	2.43%
	52.69%	Perfumes, Cosmetic & Other Toilet Preparations	2.38%
		Closed-End Trust	2.21%
		Surgical & Medical Instruments & Apparatus	2.19%
		Real Estate	2.11%
		Telephone Communications	1.67%
		Motor Vehicles & Passenger Car Bodies	1.45%
		Electric Services	1.27%
		Radiotelephone Communications	1.03%
		Short Term Investments	22.61%
		Liabilities in Excess of Other Assets	(0.05)%
			100.00%

BREAD & BUTTER FUND

PORTFOLIO ANALYSIS

JUNE 30, 2012 (UNAUDITED)

The following chart gives a visual breakdown of the Fund by the industry sectors the underlying securities represent as a percentage of the portfolio of investments.

	Bread & Butter Fund
	Schedule of Investments
	June 30, 2012 (Unaudited)

Shares				Value

COMMON STOCKS - 69.58%

Consumer Products - 6.39%
1,000	Philip Morris International, Inc.			$ 87,260

Diversified Holding Cos. - 19.15%
1,050	Berkshire Hathaway, Inc. Class B *			87,496
4,250	Loews Corp.			173,868
				261,364
Electric Services - 1.27%
1,000	NRG Energy, Inc. *			17,360

Gold & Silver Ores - 7.90%
2,000	Coeur d'Alene Mines Corp. *			35,120
1,500	Newmont Mining Corp.			72,765
				107,885
Healthcare-Pharmaceutical - 5.35%
400	Johnson & Johnson			27,024
2,000	Pfizer, Inc.			46,000
				73,024
Meat Packing Plants - 6.41%
1,000	Smithfield Foods, Inc. *			21,630
3,500	Tyson Foods, Inc. Class A			65,905
				87,535
Motor Vehicles & Passenger Car Bodies - 1.45%
1,000	General Motors Co. *			19,720

Perfumes, Cosmetics & Other Toilet Preparations 2.38%
2,000	Avon Products, Inc.			32,420

Oil & Gas Exploration\Production - 2.73%
1,000	Penn West Petroleum Ltd.			13,390
1,000	Statoil ASA ADR (Norway)			23,860
				37,250
Oil Field Services - 6.49%
500	Ensco Plc. ADR Class A (United Kingdom)			23,485
2,000	Noble Corp. (Switzerland)			65,060
				88,545
Radiotelephone Communications - 1.03%
500	Vodafone Group plc (United Kingdom)			14,090

Real Estate - 2.11%
1,000	Consolidated Tomoka Land Co.			28,780

Retail - 3.06%
600	Walmart Stores, Inc.			41,832

Surgical & Medical Instruments & Apparatus 2.19%
400	Becton, Dickinson and Co.			29,900

Telephone Communications (No Radio Telephone) 1.67%
1,240	Vivendi SA ADR (France)			22,831

TOTAL COMMON STOCKS (Cost $796,883) - 69.58%				949,796

Closed-End Trust - 2.21%
500	Central Gold Trust (Canada) *			30,200
TOTAL CLOSED-END TRUST (Cost $23,140) - 2.21%				30,200

CONVERTIBLE PREFERRED STOCKS - 2.43%
1,000	General Motors Co. Class B 4.75% 12/01/13			33,200
TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $34,669) - 2.43%				33,200

CONVERTIBLE REIT PREFERREDS - 3.22%
2,000	Commonwealth Trust Class D 6.50% 12/31/49			43,900
TOTAL CONVERTIBLE REIT PREFERREDS (Cost $16,409) - 3.22%				43,900

SHORT TERM INVESTMENTS - 22.61%
58,643	Fidelity Institutional Treasury Money Market Fund Class I (Cost $58,643) 0.01%**			58,643
250,000	Huntington Conservative Deposit Account (Cost $250,000) 0.08%**			250,000
TOTAL SHORT-TERM INVESTMENTS (Cost $308,643) - 22.61%				308,643

TOTAL INVESTMENTS (Cost $1,179,744) - 100.05%				1,365,739

LIABILITIES IN EXCESS OF OTHER ASSETS - (0.05)%				(694)

NET ASSETS - 100.00%				$ 1,365,045

* Non-income producing securities during the period.
** Variable rate security; the coupon rate shown represents the yield at June 30, 2012.
ADR - American Depository Receipt
The accompanying notes are an integral part of these financial statements.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly.
These inputs may include quoted prices for the identical instrument on an active market, price for similar instruments, interest rates, prepayment speeds, yield curves, default rates and similar data.

          Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of inputs used as of June 30, 2012, in valuing the Fund’s investments carried at value:
Investments in Securities	Level 1	Level 2	Level 3	Total

Common Stocks	$ 949,796	$ -	$ -	$ 949,796
Preferred Stocks	33,200	-	-	33,200
Closed-End Trust	30,200	-	-	30,200
REIT Preferred	43,900	-	-	43,900
Short-Term Investments:
Fidelity Institutional Money Market Portfolio	58,643	-	-	58,643
Huntington Conservative Deposit Account	250,000	-	-	250,000
	$ 1,365,739	$ -	$ -	$ 1,365,739

The Fund did not hold any Level 3 assets during the six months ended June 30, 2012. The Fund did not hold any derivative instruments at any time during the six months ended June 30, 2012. There were no significant transfers into or out of Level 1 or Level 2 during the period. It is the Fund’s policy to recognize transfers into and out of Level 1 and Level 2 at the end of the reporting period.

The accompanying notes are an integral part of these financial statements.

Bread & Butter Fund
Statement of Assets and Liabilities
June 30, 2012 (Unaudited)

Assets:
Investments in Securities, at Value (Cost $1,179,744)	$ 1,365,739
Receivables:
Dividends and Interest	1,516
Total Assets	1,367,255
Liabilities:
Management Fees	1,105
Accrued Expenses	1,105
Total Liabilities	2,210

Net Assets	$ 1,365,045

Net Assets Consist of:
Capital Stock	$ 119
Paid In Capital	1,224,541
Accumulated Undistributed Net Investment Loss	(1,216)
Accumulated Realized Loss on Investments	(44,394)
Unrealized Appreciation in Value of Investments	185,995
Net Assets, for 118,753 Shares Outstanding	$ 1,365,045

Net Asset Value Per Share	$ 11.50

The accompanying notes are an integral part of these financial statements.

Bread & Butter Fund
Statement of Operations
For the six months ended June 30, 2012 (Unaudited)
.

Investment Income:
Dividends (net of $706 of foreign tax withheld)	$ 12,733
Interest	99
Total Investment Income	12,832

Expenses:
Advisory Fees (Note 2)	7,024
Transfer Agent Fees	3,000
Custody Fees	1,800
Printing & Postage Fees	101
Professional Fees	5,200
Insurance Fees	151
Registration Fees	3,220
Software Fees	200
Director Fees	17
Taxes	500
Other Expenses	341
Total Expenses	21,554
Less fees waived and expenses reimbursed by Advisor (Note 2)	(7,506)
Net Expenses	14,048

Net Investment Loss	(1,216)

Realized and Unrealized Gain (Loss) on Investments:
Realized Gain on Investments	9,524
Net Change in Unrealized Depreciation on Investments	(28,345)
Realized and Unrealized Loss on Investments	(18,821)

Net Decrease in Net Assets Resulting from Operations	$ (20,037)

The accompanying notes are an integral part of these financial statements.

Bread & Butter Fund
Statements of Changes in Net Assets

	(Unaudited)
	Six Months
	Ended	Year Ended
	6/30/2012	12/31/2011
Increase (Decrease) in Net Assets From Operations:
Net Investment Loss	$ (1,216)	$ (6,331)
Realized Gain on Investments	9,524	19,254
Unrealized Appreciation (Depreciation) on Investments	(28,345)	11,725
Net Increase (Decrease) in Net Assets Resulting from Operations	(20,037)	24,648

Distributions to Shareholders:
Net Investment Income	-	-
Realized Gains	-	-
Total Distributions Paid to Shareholders	-	-

Capital Share Transactions (Note 4)	(10,946)	(1,985)

Total Increase (Decrease) in Net Assets	(30,983)	22,663

Net Assets:
Beginning of Period	1,396,028	1,373,365

End of Period (Including Undistributed Net Investment Income (Loss) of $(1,216), and $0, respectively)	$ 1,365,045	$ 1,396,028

The accompanying notes are an integral part of these financial statements.

Bread & Butter Fund
Financial Highlights
Selected data for a share outstanding throughout the period.

	(Unaudited)
	Six Months
	Ended		Years Ended
	6/30/2012		12/31/2011	12/31/2010	12/31/2009	12/31/2008	12/31/2007

Net Asset Value, at Beginning of Period	$ 11.67		$ 11.46	$ 10.34	$ 8.42	$ 10.37	$ 11.03

Income From Investment Operations:
Net Investment Income (Loss) *	(0.01)		(0.05)	(0.02)	0.09	0.04	0.13
Net Gain (Loss) on Securities (Realized and Unrealized)	(0.16)		0.26	1.14	1.92	(1.96)	(0.55)
Total from Investment Operations	(0.17)		0.21	1.12	2.01	(1.92)	(0.42)

Distributions:
Net Investment Income	-		-	-	(0.09)	(0.03)	(0.12)
Realized Gains	-		-	-	-	-	(0.04)
Return of Capital	-		-	-	-	-	(0.08)
Total Distributions	-		-	-	(0.09)	(0.03)	(0.24)

Net Asset Value, at End of Period	$ 11.50		$ 11.67	$ 11.46	$ 10.34	$ 8.42	$ 10.37

Total Return **	(1.46)%		1.83%	10.83%	23.91%	(18.49)%	(3.83)%

Net Assets at End of Period (Thousands)	$ 1,365		$ 1,396	$ 1,373	$ 1,063	$ 967	$ 1,151

Ratio of Expenses to Average Net Assets
Before Waivers	3.07%	†	2.91%	3.53%	3.66%	2.75%	2.69%
After Waivers	2.00%	†	2.00%	1.76%	1.40%	1.40%	1.40%
Ratio of Net Investment Income to Average Net Assets
After Waivers	(0.17)%	†	(0.43)%	(0.21)%	0.94%	0.33%	1.19%

Portfolio Turnover	21.55%		36.63%	49.92%	15.47%	59.66%	18.09%

* Per share net investment income (loss) has been determined on the basis of average shares outstanding during the period.
** Assumes reinvestment of dividends.
† Annualized
The accompanying notes are an integral part of these financial statements.

BREAD & BUTTER FUND

NOTES TO FINANCIAL STATEMENTS

JUNE 30, 2012 (UNAUDITED)

NOTE 1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Organization:  The Bread & Butter Fund, Inc. (the "Fund"), is an open-end, no-load, non-diversified regulated investment company that was incorporated in the state of New Jersey on March 2, 2004.  The Fund commenced investment operations October 31, 2005. The Fund is authorized to issue 100,000,000 shares of $.001 par value capital stock.

The Fund's investment objective is to seek long-term capital appreciation primarily by investing in securities that Potkul Capital Management LLC (the "Adviser") believes are undervalued. The Fund is a "non-diversified" portfolio, which means it can invest in fewer securities at any one time than diversified portfolios.

The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.  These policies are in conformity with accounting principles generally accepted in the United States of America.

Security Valuations:  Equity securities generally are valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Advisor believes such prices accurately reflect the fair market value of such securities.   Securities that are traded on any stock exchange or on the NASDAQ over-the-counter market are generally valued by the pricing service at the last quoted sale price.  Lacking a last sale price, an equity security is generally valued by the pricing service at its last bid price, except for short positions, for which the last quoted asked price is used. When market quotations are not readily available, when the Advisor determines that the market quotation or the price provided by the pricing service does not accurately reflect the current market value, or when restricted or illiquid securities are being valued, such securities are valued as determined in good faith by the Board of Directors. The Board has adopted guidelines for good faith pricing, and has delegated to the Adviser the responsibility for determining fair value prices, subject to review by the Board of Directors.

Fixed income securities generally are valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Adviser believes such prices accurately reflect the fair market value of such securities.  A pricing service utilizes electronic data processing techniques based on yield spreads relating to securities with similar characteristics to determine prices for normal institutional-size trading units of debt securities without regard to sale or bid prices.  If the Adviser decides that a price provided by the pricing service does not accurately reflect the fair market value of the securities, when prices are not readily available from a pricing service, or when restricted or illiquid securities are being valued, securities are valued at fair value as determined in good faith by the Adviser, subject to review of the Board of Directors.  Short term investments in fixed income securities with maturities of less than 60 days when acquired, or which subsequently are within 60 days of maturity, are valued by using the amortized cost method of valuation, which the Board has determined will represent fair value.

Foreign Currency:  Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation.  Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions.

The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held.  Such fluctuations are included with the net realized and unrealized gain or loss from investments.

Net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid.  Net unrealized foreign exchange gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

Federal Income Taxes:  The Fund's policy is to comply with the requirements of the Internal Revenue Code that are applicable to regulated investment companies and to distribute all its taxable income to its shareholders. Therefore, no federal income tax provision is required.

In addition, GAAP requires management of the Fund to analyze all open tax years, fiscal years 2009-2012, as defined by IRS statute of limitations for all major industries, including federal tax authorities and certain state tax authorities.  As of and during the six months ended June 30, 2012, the Fund did not have a liability for any unrecognized tax benefits.  The Fund has no examination in progress and is not aware of any tax positions for which it is reasonably possible that the total tax amounts of unrecognized tax benefits will significantly change in the next twelve months.

Distributions to Shareholders:  The Fund intends to distribute to its shareholders substantially all of its net realized capital gains and net investment income, if any, at year-end. Distributions will be recorded on ex-dividend date.

Other:  The Fund follows industry practice and records security transactions on the trade date.  The specific identification method is used for determining gains or losses for financial statements and income tax purposes. Dividend income is recorded on the ex-dividend date and interest income is recorded on an accrual basis. Discounts and premiums are amortized, over the useful lives of the respective securities. Withholding taxes on foreign dividends will be provided for in accordance with the Fund's understanding of the applicable country's tax rules and rates.

Use of Estimates:  The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets for operations during the reporting. Actual results could differ from these estimates.

Subsequent Events - Management has evaluated the impact of all subsequent events through the date the financial statements were issued and has determined that there were no subsequent events requiring recognition or disclosure in these financial statements.

NOTE 2. INVESTMENT ADVISORY AGREEMENT

The Fund has an investment advisory agreement with the Adviser to furnish investment advisory and certain other management services to the Fund. The Fund will pay the Adviser a monthly fee based on the Fund's average daily net assets at the annual rate of 1.00%.  The Adviser will absorb all expenses of the Fund so that the Fund's total expense ratio is equal to or less than 2.00%.  This expense cap shall remain in effect in perpetuity and can only be terminated by the Fund. The Fund will bear its own operating expenses which will include director's fees, legal and accounting fees, interest, taxes, brokerage commissions, bookkeeping and record maintenance, operating its office, transfer agent and custodian fees.  For the six months ended June 30, 2012, the Adviser earned $7,024 pursuant to the advisory agreement.  The Adviser waived $7,024 in advisory fees and reimbursed the Fund an additional $482 in expenses for the six months ended June 30, 2012.   At June 30, 2012, the Fund owed the Advisor $1,105 for management fees.

James B. Potkul is the President and Chief Investment and Compliance Officer of the Fund. Mr. Potkul is also the President/Chief Investment Officer and Principal of the Adviser.

NOTE 3. INVESTMENT TRANSACTIONS

Purchases and sales of investment securities (excluding short-term securities) for the six months ended June 30, 2012 were $243,839 and $234,857, respectively.

NOTE 4. CAPITAL SHARE TRANSACTIONS

As of June 30, 2012, there were 100,000,000 shares of $.001 per value capital stock authorized.  The total par value and paid-in capital totaled $1,224,660. Transactions in capital stock were as follows for the six months ended June 30, 2012 and for the year ended December 31, 2011:

	June 30, 2012		December 31, 2011
	Shares	Amount	Shares	Amount
Shares sold	682	$ 8,095	12,308	$ 143,951
Shares reinvested	-	-	-	-
Shares redeemed	(1,579)	(19,041)	(12,524)	(145,936)
Total increase (decrease)	(897)	$ (10,946)	(216)	$ (1,985)

NOTE 5.   TAX MATTERS

The Fund’s tax basis capital gains and losses and undistributed ordinary income are determined only at the end of each fiscal year.  As of December 31, 2011, they were as follows:

Undistributed ordinary income

$                 0

Capital loss carry-forwards expiring:  12/31/2017 +

($     53,798)

Post-October capital loss deferrals realized between 11/1/2011 and 12/31/2011 *

($          119)

As of June 30, 2012, the tax basis components of unrealized appreciation (depreciation) and cost of investment securities were as follows:

Gross unrealized appreciation on investment securities

$      216,932

Gross unrealized depreciation on investment securities

(30,937)

Net unrealized depreciation on investment securities

$      185,995

Tax Cost of investment securities, including short-term investments

$   1,179,744

*These deferrals are considered incurred in the subsequent year.

+ The capital loss carry-forwards will be used to offset any capital gains realized by the Fund in future years through the expiration date. The Fund will not make distributions from capital gains while a capital loss carry-forward remains.

The Fund did not pay a dividend distribution for the six months ended June 30, 2012 and for year ended December 31, 2011.

NOTE 6.  THE REGULATED INVESTMENT COMPANY MODERNIZATION ACT OF 2010

The Regulated Investment Company Modernization Act of 2010 (the “Act”) was enacted on December 22, 2010. The Act makes changes to several tax rules impacting the Fund. In general, some provisions of the Act, not including the changes to capital loss carryforwards, are effective for the Fund’s fiscal year ending December 31, 2011. Although the Act provides several benefits, including the unlimited carryover of future capital losses, there may be a greater likelihood that all or a portion of the Fund’s pre-enactment capital loss carryovers may expire without being utilized due to the fact that post-enactment capital losses get utilized before pre-enactment capital loss carryovers.

Bread & Butter Fund
Expense Illustration
June 30, 2012 (Unaudited)

Expense Example

As a shareholder of the Bread & Butter Fund, you incur ongoing costs which typically consist of management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period, January 1, 2012 through June 30, 2012.

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in this Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

	Beginning Account Value	Ending Account Value	Expenses Paid During the Period*
	January 1, 2012	June 30, 2012	January 1, 2012 through June 30, 2012

Actual	$1,000.00	$985.43	$9.87
Hypothetical
(5% Annual Return before expenses)	$1,000.00	$1,014.92	$10.02

* Expenses are equal to the Fund's annualized expense ratio of 2.00%, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

BREAD & BUTTER FUND

ADDITIONAL INFORMATION

JUNE 30, 2012 (UNAUDITED)

DIRECTORS AND OFFICERS

The business and affairs of the Fund are managed under the direction of the Fund's Board of Directors.  Information pertaining to the Directors of the Fund is set forth below.  The SAI includes additional information about the Fund's Directors, and is available without charge, by calling 1-888-476-8585.  Each director may be contacted in writing to the director c/o Bread & Butter Fund, Inc., 3633 Hill Road, Parsippany, NJ 07054.

The following table provides information regarding each Fund who is not an “interested person” of the Fund, as defined in the Investment Company Act of 1940.

Name, Age	Position, Term & Length of Time Served with the Trust	Principal Occupations During Past 5 Years and Current Directorships
Donald J McDermott Age: 82	Director, Chairman of the Board 1 Year 7 Years	Retired Professor at Essex County College
Frank J Figurski Age: 49	Director 1 Year 7 Years	Systems Analyst, Atlantic Health System
Theodore J Moskala Age: 48	Director 1 Year 7 Years	President of Nittany Management, Inc.

The following table provides information regarding each Director who is an “interested person” of the Fund, as defined in the Investment Company Act of 1940, and each officer of the Fund.

Name, Age	Position, Term and Length of Time Served with the Fund	Principal Occupations During Past 5 Years and Current Directorships
Jeffrey E. Potkul Age: 45	Director, Secretary 1 Year 7 Years	Manager – Health Economics & Reimbursement Ethicon/Johnson & Johnson

Directors of the Fund are considered "Interested Directors" as defined in the Investment Company Act of 1940 because these individuals are related to the Fund’s Investment Adviser. Jeffrey E.  Potkul is the brother of James B. Potkul, who is the President of the Fund and of the Fund’s Adviser.

PROXY VOTING GUIDELINES

Potkul Capital Management LLC., the Fund's Adviser, is responsible for exercising the voting rights associated with the securities held by the Fund. The Fund's proxy voting policies and procedures, and information regarding how the Fund voted proxies relating to portfolio securities for the most recent 12 month period ended June 30, is available without charge by calling the Fund at 1-888-476-8585, at the Fund's website http://www.breadandbutterfund.com or by visiting the Securities and Exchange Commission ("SEC's") website http://www.sec.gov.

QUARTERLY FILING OF PORTFOLIO HOLDINGS

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-Q. The Fund's Forms N-Q are available on the Fund's website http://www.breadandbutterfund.com or at the SEC's website at http://www.sec.gov.  The Fund's Forms N-Q may also be reviewed and copied at the SEC's Public Reference Room in Washington DC.  Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

APPROVAL OF INVESTMENT ADVISORY AGREEMENT

At an in-person meeting held on June 23, 2012, the Board of Directors, including a majority of Directors that are not "interested" persons of the Fund (as the term is defined in the 1940 Act), re-approved the Advisory Agreement based upon its review of the qualitative and quantitative information provided by the Investment Advisor. In reaching their determinations relating to approval of the Advisory Agreement, the Directors considered all factors they believed relevant including the following:

The nature, extent and quality of investment, and other services to be rendered by the Investment Manager; comparative fee, performance and expense data for the Fund and other investment companies with similar investment objectives; the extent to which economies of scale may be realized as the Fund grows and whether fee levels reflect these economies of scale for the benefit of investors; information about fees charged by the Investment Manager to other clients with similar investment objectives; the professional experience and qualifications of the Fund’s portfolio manager; profitability of the Investment Manager; and the terms of the Advisory Agreement.

The Directors also considered their overall confidence in the integrity and competence of the Investment Manager. In their deliberations, the Directors did not identify any particular information that was all-important or controlling, and each Director attributed different weights to the various factors. The Directors determined that the overall arrangements between the Fund and the Investment Manager, as provided in the Advisory Agreement, were fair and reasonable in light of the services performed, expenses expected to be incurred, and such other matters as the Directors considered relevant in the exercise of their reasonable judgment.

The material factors and conclusions that formed the basis for the Directors reaching their determinations to approve the Advisory Agreement (including their determinations that the Investment Manager should continue to be the investment adviser for the Fund and that the fees payable to the Investment Manager pursuant to the Advisory Agreement continue to be appropriate) were separately discussed by the Directors.

Nature, Extent, and Quality of Services Provided by the Investment Manager — The Directors noted that, under the Advisory Agreement, the Investment Manager, subject to the control of the Directors, administers the Fund’s business and other affairs. The Directors also noted that the Investment Manager manages the investment of the assets of the Fund, including making purchases and sales of portfolio securities consistent with the Fund’s investment objective and policies.

The Directors considered the scope and quality of services provided by the Investment Manager under the Advisory Agreement. The Directors considered the cyclical nature of value investing, the quality of the investment research capabilities of the Investment Manager, the other resources it dedicates to performing services for the Fund and the active management style of the Investment Manager. The Directors also considered the experience, reputation, and investment philosophy of Mr. James B. Potkul, the principal of the Investment Manager and portfolio manager of the Fund. The quality of administrative and other services also were considered.

The Directors concluded that the nature of the services provided by the Investment Manager continues to be satisfactory.

Investment Advisory Fees Paid by and Performance of the Fund — The Directors considered the advisory fee rate paid by the Fund to the Investment Manager and the performance of the Fund.

The Directors recognized that it is difficult to make comparisons of advisory fees because there are variations in the services that are included in the fees paid by other funds. They also recognized that when comparing the performance of the Fund to the performance of comparable funds, it is important to take factors such as size, risk management, and the age of the Fund into account. The Directors noted that it might be more appropriate to look at performance over a longer period of time (such as three to inception) than the performance over the short term, since the Investment Manager has a long-term approach to managing assets. The Directors concluded that the advisory fee rate, taking into account performance and the other factors mentioned above, was in line with other comparable funds. The Directors also considered that the advisory fee was at the same level as the fees charged by the Investment Manager to its other client accounts.

Possible Economies of Scale — The Directors considered whether the fee waiver was reasonable in light of the Fund’s assets size. The Directors determined that the fee waiver helps to keep Fund expenses in line with competitive funds and is reasonable.

In addition, the Directors noted that although the Fund’s contractual management fee did not include voluntary waivers. The Directors recognized that the Investment Manager has made great effort to keep cost low and waive expenses

The Directors noted that (i) the expenses paid by the Fund were customary in the mutual fund industry, and additionally, the Fund is a no-load fund and as such Fund shareholders do not pay sales charges common to other Funds and (ii) the expense ratios of some of the comparable funds were lower because of waivers or reimbursements by those funds’ investment advisers, which in some cases were voluntary and perhaps temporary and a larger asset base. The Directors concluded that the Fund’s expense ratio was satisfactory.

Investment Manager Profitability — The Directors noted that the Investment Manager provides the Fund with office space, administrative and other services as are necessary for the Fund’s operations. The Directors considered that the Investment Manager paid the total cost of the organization of the Fund (without reimbursement). It was also noted that the Investment Manager is contractually obligated to waive Fund expenses beyond 2%. The Directors considered the expenses of the Investment Manager and the services provided by the Investment Manager and determined that the Investment Manager was currently not profitable based on the expenses and relatively small asset levels of the Fund.

Investment Adviser

Potkul Capital Management, LLC.

3633 Hill Rd. 3rd flr.

Parsippany, NJ  07054

Transfer Agent

Mutual Shareholder Services, LLC

8000 Town Centre Drive, Suite 400

Broadview Heights, OH 44147

Custodian

The Huntington National Bank

7 Easton Oval, Columbus, Ohio 43219

Independent Registered Public Accounting Firm

Sanville & Company

1514 Old York Road, Abington, PA 19001

Legal Counsel

The Sourlis Law Firm

The Courts of Red Bank

130 Maple Ave., Suite 9B2

Red Bank, NJ  07701

This report is provided for the general information of the shareholders of Bread & Butter Fund. This report is not intended for distribution to prospective investors in the fund, unless preceded or accompanied by an effective prospectus.

ITEM 2.  CODE OF ETHICS – filed herewith under exhibits

ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT – Not applicable.

ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES - Not applicable.

ITEM 5.   AUDIT COMMITTEE OF LISTED REGISTRANTS.   Not applicable.

ITEM 6.   SCHEDULE OF INVESTMENTS Schedule of Investments is included as part of the    report to shareholders filed under Item 1 of this Form.

ITEM 7.   DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.   PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable.

ITEM 9.   PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT  COMPANIES.

Not applicable.

ITEM 10.  SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS- Not applicable.

ITEM 11.  CONTROLS AND PROCEDURES – Not applicable.

ITEM 12.  EXHIBITS.

 (a)   (1)      EX-99.CODE ETH.  Filed herewith.

(a)(2)  Certifications pursuant to Section 302 of the Sarbanes-Oxley

  Act of 2002.  ex-99cert  Filed herewith.

(b)     Certifications pursuant to Section 906 of the Sarbanes-Oxley

 Act of 2002.  ex-99.906cert   Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Bread & Butter Fund, Inc.

By /s/ James B. Potkul

--------------------------

       James B. Potkul

       Principal Financial Officer

Date 09/04/2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/ James B. Potkul

------------------------

       James B. Potkul

       President

Date 09/04/2012